Schedule of Investments - Virtus Real Asset Income ETF

July 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 97.8%
Communication Services - 6.9%
Cogent Communications Holdings, Inc.(1)	3,366	$237,606
KT Corp. (South Korea)(2)	13,252	193,082
Mobile TeleSystems PJSC (Russia)(3)	387,202	4
Orange SA (France)(2)	17,280	191,981
Spok Holdings, Inc.	12,291	188,421
TELUS Corp. (Canada)	11,205	180,849
TIM SA/Brazil (Brazil)(2)	12,240	188,006
Total Communication Services		1,179,949
Consumer Staples - 1.2%
Fresh Del Monte Produce, Inc.	8,019	200,876
Energy - 31.7%
Alliance Resource Partners LP(1)	7,304	181,139
APA Corp.	6,228	194,251
Berry Corp.	28,200	193,452
Black Stone Minerals LP(1)	11,198	168,418
Canadian Natural Resources Ltd. (Canada)	5,039	178,784
ConocoPhillips	1,583	176,030
Coterra Energy, Inc.	6,555	169,119
Devon Energy Corp.	3,832	180,219
Diamondback Energy, Inc.	914	184,911
Dorchester Minerals LP(1)	5,750	174,800
Ecopetrol SA (Colombia)(2)	14,554	156,019
EOG Resources, Inc.	1,445	183,226
Equinor ASA (Norway)(2)	6,400	169,984
Geopark Ltd. (Colombia)	16,411	160,664
Hess Midstream LP Class A	4,900	183,652
Imperial Oil Ltd. (Canada)	2,642	189,061
Kimbell Royalty Partners LP	10,813	178,198
Natural Resource Partners LP	1,906	173,484
New Fortress Energy, Inc.(1)	8,141	160,703
Ovintiv, Inc.	3,781	175,590
Patterson-UTI Energy, Inc.	17,607	193,501
Petroleo Brasileiro SA (Brazil)(2)	12,580	179,517
Plains All American Pipeline LP	10,307	187,484
Plains GP Holdings LP Class A	9,846	188,059
Sabine Royalty Trust	2,767	174,376
Sitio Royalties Corp. Class A	7,833	190,733
Tenaris SA(2)	5,706	181,679
Veren, Inc. (Canada)	23,070	179,946
Viper Energy, Inc.	4,783	204,091
Western Midstream Partners LP	4,590	187,823
Total Energy		5,398,913
Materials - 8.3%
B2Gold Corp. (Canada)	66,260	198,780
Cia Siderurgica Nacional SA (Brazil)(2)	74,055	155,516
Gerdau SA (Brazil)(2)	55,776	180,714
Gold Fields Ltd. (South Africa)(2)	12,055	206,864
ICL Group Ltd. (Israel)(1)	40,240	169,008
Sibanye Stillwater Ltd. (South Africa)(2)	37,985	172,072
Southern Copper Corp. (Mexico)	1,594	169,936
Vale SA (Brazil)(2)	15,611	169,379
Total Materials		1,422,269
Real Estate - 34.0%
Agree Realty Corp.	2,879	198,565
American Assets Trust, Inc.	8,198	217,411
American Tower Corp.	908	200,123
Apple Hospitality REIT, Inc.	12,122	179,284
Brixmor Property Group, Inc.	7,837	199,608
Broadstone Net Lease, Inc.	11,305	196,820
Camden Property Trust	1,612	178,529
Crown Castle, Inc.	1,828	201,226
Security Description	Shares	Value
COMMON STOCKS (continued)
Real Estate (continued)
CubeSmart	3,895	$185,324
EastGroup Properties, Inc.	1,062	198,583
EPR Properties	4,299	193,455
Essential Properties Realty Trust, Inc.	6,509	192,601
Extra Space Storage, Inc.	1,116	178,136
First Industrial Realty Trust, Inc.	3,745	204,926
Host Hotels & Resorts, Inc.	9,759	170,880
Innovative Industrial Properties, Inc.	1,622	199,198
InvenTrust Properties Corp.	7,209	203,078
Invitation Homes, Inc.	4,952	174,657
Kimco Realty Corp.	9,330	202,741
Mid-America Apartment Communities, Inc.	1,257	175,691
National Storage Affiliates Trust	4,191	178,411
Outfront Media, Inc.	13,075	212,077
Public Storage	604	178,736
Regency Centers Corp.	2,858	192,458
Retail Opportunity Investments Corp.	14,318	214,054
Rexford Industrial Realty, Inc.(1)	3,979	199,388
Ryman Hospitality Properties, Inc.	1,787	179,611
SITE Centers Corp.	12,189	188,320
Tanger, Inc.	6,574	189,989
Terreno Realty Corp.	3,042	208,103
Total Real Estate		5,791,983
Utilities - 15.7%
Alliant Energy Corp.	3,457	192,417
American Electric Power Co., Inc.	2,006	196,829
Avista Corp.	5,211	204,167
Cia Energetica de Minas Gerais (Brazil)(2)	96,312	182,993
Clearway Energy, Inc. Class C	6,784	180,997
CMS Energy Corp.	2,963	192,002
Enel Chile SA (Chile)(2)	62,500	176,250
Eversource Energy	3,039	197,262
New Jersey Resources Corp.	4,187	195,742
NextEra Energy Partners LP(1)	6,266	160,096
NiSource, Inc.	6,219	194,344
ONE Gas, Inc.(1)	2,905	202,275
PNM Resources, Inc.	4,842	201,330
WEC Energy Group, Inc.	2,224	191,398
Total Utilities		2,668,102
Total Common Stocks
(Cost $18,427,665)		16,662,092
SECURITIES LENDING COLLATERAL - 1.9%
Money Market Fund - 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%(4)(5)
(Cost $328,930)	328,930	328,930

TOTAL INVESTMENTS - 99.7%
(Cost $18,756,595)		16,991,022
Other Assets in Excess of Liabilities - 0.3%		42,893
Net Assets - 100.0%		$17,033,915

(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,280,793; total market value of collateral held by the Fund was $1,306,972. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $978,042.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

July 31, 2024 (unaudited)

(2)	American Depositary Receipts.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of July 31, 2024.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

July 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$16,662,088	$—	$4	$16,662,092
Money Market Fund	328,930	—	—	328,930
Total	$16,991,018	$—	$4	$16,991,022

The value of level 3 security represents valuations of Russian Common Stock for which Management has determined include significant unobservable inputs as of July 31, 2024.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2024.